Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Accounts receivable, including other current assets	$ 5,259	$ 45,378	$ 35,547
Due from affiliates	2,426	4,678	(2,515)
Bunker and lube oil inventory	7,967	6,132	6,152
Prepaid expenses	(4,213)	2,313	(2,822)
Accounts payable and accrued liabilities	(3,117)	(9,846)	(16,266)
Due to affiliates	443	10	(290)
Deferred revenue	3,226	(870)	1,752
Other	(8,199)	(5,137)	1,705
Change in operating assets and liabilities	$ 3,792	$ 42,658	$ 23,263